iShares®

iShares Trust

Supplement dated December 18, 2025

to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for iShares® iBonds® Dec 2025 Term Corporate ETF* (IBDQ)

iShares® iBonds® Dec 2025 Term Treasury ETF* (IBTF)

iShares® iBonds® 2025 Term High Yield and Income ETF* (IBHE)

(each a “Fund” and together the “Funds”)

* The iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2025 Term Treasury ETF and iShares iBonds 2025 Term High Yield and Income ETF may also conduct business as, respectively, the iBonds Dec 2025 Term Corporate ETF, iBonds Dec 2025 Term Treasury ETF and iBonds 2025 Term High Yield and Income ETF.

The Funds have liquidated effective December 18, 2025. All references to the Funds in their Prospectus and SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-iBonds-1225

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE